UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000



Signature, Place and Date of Signing:


      /s/ Jed Bowen                Irvington, NY             February 13, 2013
-------------------------      ---------------------      ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       47

Form 13F Information Table Value Total:      $886,900
                                          (in thousands)


List of Other Included Managers:

Form 13F File Number         Name
--------------------         ------------------------------------
(1) 028- 12044               Elm Ridge Partners, LLC
(2) 028- 11797               Elm Ridge Offshore Master Fund, Ltd.
(3) 028- 10075               Elm Ridge Capital Management, LLC


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                               TITLE                     VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP     (X1000)  PRN AMT   PRN CALL  DISCRETION   MANGRS      SOLE     SHARED NONE
AETNA INC NEW                COM             00817Y108   29,948     646,683  SH        Defined    1, 2, 3      646,683
ALCOA INC.                   COM             013817101   31,875   3,672,247  SH        Defined    1, 2, 3    3,672,247
ALLSTATE CORP                COM             020002101   23,697     589,911  SH        Defined    1, 2, 3      589,911
AMERICAN INTL GROUP INC      COM             026874784   44,563   1,262,400  SH        Defined    1, 2, 3    1,262,400
APPLIED MATLS INC            COM             038222105   26,409   2,308,517  SH        Defined    1, 2, 3    2,308,517
ASSURED GUARANTY LTD         COM             G0585R106   40,676   2,858,498  SH        Defined    1, 2, 3    2,858,498
BANK OF AMERICA CORPORATION  COM             060505104   35,343   3,044,218  SH        Defined    1, 2, 3    3,044,218
BOSTON SCIENTIFIC CORP       COM             101137107   32,040   5,591,688  SH        Defined    1, 2, 3    5,591,688
BP PLC                       SPONSORED ADR   055622104   26,689     640,944  SH        Defined    1, 2, 3      640,944
CENVEO INC                   COM             15670S105   10,574   3,916,177  SH        Defined    1, 2, 3    3,916,177
CITIGROUP INC                COM NEW         172967424   21,596     545,905  SH        Defined    1, 2, 3      545,905
CONCUR TECHNOLOGIES INC      COM             206708109      149       2,200  SH  PUT   Defined    1, 2, 3        2,200
CORNING INC                  COM             219350105   31,729   2,514,152  SH        Defined    1, 2, 3    2,514,152
D R HORTON INC               COM             23331A109       59       3,000  SH  CALL  Defined    1, 2, 3        3,000
D R HORTON INC               COM             23331A109      297      15,000  SH  PUT   Defined    1, 2, 3       15,000
DELL INC                     COM             24702R101   25,458   2,510,700  SH        Defined    1, 2, 3    2,510,700
DONNELLEY R R & SONS         COM             257867101   31,329   3,484,820  SH        Defined    1, 2, 3    3,484,820
GOLDMAN SACHS GROUP INC      COM             38141G104    4,530      35,510  SH        Defined    1, 2, 3       35,510
ISHARES TR                   DJ HOME CONSTN  464288752      318      15,000  SH  PUT   Defined    1, 2, 3       15,000
JOHNSON CTLS INC             COM             478366107    9,749     317,860  SH        Defined    1, 2, 3      317,860
JPMORGAN CHASE & CO          COM             46625H100   28,654     651,678  SH        Defined    1, 2, 3      651,678
LCOKHEED MARTIN CORP         COM             539830109      277       3,000  SH  CALL  Defined    1, 2, 3        3,000
LEAR CORP                    COM NEW         521865204   10,490     223,958  SH        Defined    1, 2, 3      223,958
LENNAR CORP                  CL A            526057104       66       1,700  SH  CALL  Defined    1, 2, 3        1,700
LEXTRONICS INTL LTD          ORD             Y2573F102   23,793   3,831,334  SH        Defined    1, 2, 3    3,831,334
LILLY ELI & CO               COM             532457108   46,844     949,788  SH        Defined    1, 2, 3      949,788
LOCKHEED MARTIN CORP         COM             539830109   29,312     317,612  SH        Defined    1, 2, 3      317,612
MBIA INC                     COM             55262C100   30,799   3,923,432  SH        Defined    1, 2, 3    3,923,432
MEAD JOHNSON NUTRITION CO    COM             582839106      132       2,000  SH  PUT   Defined    1, 2, 3        2,000
MERCK & CO INC NEW           COM             58933Y105   37,894     925,603  SH        Defined    1, 2, 3      925,603
NABORS INDUSTRIES LTD        SHS             G6359F103   19,779   1,368,781  SH        Defined    1, 2, 3    1,368,781
NEWFIELD EXPL CO             COM             651290108   23,671     883,907  SH        Defined    1, 2, 3      883,907
ON SEMICONDUCTOR CORP        COM             682189105   14,907   2,114,467  SH        Defined    1, 2, 3    2,114,467
PMC -SIERRA INC              COM             69344F106    7,477   1,435,177  SH        Defined    1, 2, 3    1,435,177
PULTE GROUP INC              COM             745867101      118       6,500  SH  CALL  Defined    1, 2, 3        6,500
PULTE GROUP INC              COM             745867101      545      30,000  SH  PUT   Defined    1, 2, 3       30,000
QUAD / GRAPHICS INC          COM CL A        747301109   31,748   1,557,033  SH        Defined    1, 2, 3    1,557,033
REGIONS FINL CORP NEW        COM             7591EP100   33,914   4,756,530  SH        Defined    1, 2, 3    4,756,530
SAFEWAY INC                  COM NEW         786514208   28,629   1,582,608  SH        Defined    1, 2, 3    1,582,608
SANMINA CORPORATION          COM             801056102   12,116   1,094,521  SH        Defined    1, 2, 3    1,094,521
SUPERVALU INC                COM             868536103    6,931   2,806,096  SH        Defined    1, 2, 3    2,806,096
TEREX CORP NEW               COM             880779103   24,012     854,209  SH        Defined    1, 2, 3      854,209
TOLL BROTHERS INC            COM             889478103      291       9,000  SH  PUT   Defined    1, 2, 3        9,000
U S G CORP                   COM NEW         903293405      196       7,000  SH  PUT   Defined    1, 2, 3        7,000
ULTRA PETROLEUM CORP         COM             903914109   21,196   1,169,099  SH        Defined    1, 2, 3    1,169,099
VISHAY INTERTECHNOLOGY INC   COM             928298108    4,875     458,608  SH        Defined    1, 2, 3      458,608
WELLPOINT INC                COM             94973V107   21,207     348,106  SH        Defined    1, 2, 3      348,106
